Segment Information - Total asset allocation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	$ 407,451	$ 471,313
Operating Segments | OEM
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	241,795	193,928
Operating Segments | IAM
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	145,377	148,745
Corporate
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated assets	$ 20,279	$ 128,640